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New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

October 6, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Trust
Pre-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-161669

Ladies and Gentlemen:

On behalf of Credit Suisse Trust (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 that was filed with the SEC on September 1, 2009 (the “Registration Statement”) relating to the proposed acquisition by the International Equity Flex III Portfolio (the “Acquiring Portfolio”), a series of the Registrant, of all of the assets and liabilities of each of the International Equity Flex I Portfolio and the International Equity Flex II Portfolio, each a series of the Registrant, in exchange for shares of the Acquiring Portfolio.  The purpose of the Amendment is to respond to comments from the SEC staff on the Registration Statement, include pro forma financial information and other information necessary to complete the Registration Statement and to file certain exhibits.

Should you have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	J. Kevin Gao, Esq., Credit Suisse Asset Management, LLC
Rose F. DiMartino, Esq., Willkie Farr & Gallagher, LLP

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